Segment reporting (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Summary of Selected Financial Information by Segment
The following tables summarize selected financial information by segment for the six months ended June 30, 2023 and 2022.

	For the six months ended June 30, 2023
(€ thousands)	Zegna	Thom Browne	Tom Ford Fashion	Corporate	Intercompany eliminations	Group Consolidated
Revenues with third parties	632,093	206,951	64,015	—		903,059
Inter-segment revenues	19,662	1,008	12	—	(20,682)	—
Revenues	651,755	207,959	64,027	—	(20,682)	903,059
Depreciation and amortization	(67,489)	(12,953)	(6,521)	(20)	—	(86,983)
Adjusted EBIT	100,498	31,521	3,676	(15,626)	(165)	119,904
Transaction costs related to acquisitions (1)						(4,975)
Costs related to the Business Combination (2)						(1,059)
Severance indemnities and provisions for severance expenses (3)						(738)
Legal costs for trademark disputes (4)						(649)
Special donations for social responsibility (5)						(100)
Net income related to lease agreements (6)						4,126
Financial income						15,601
Financial expenses						(44,592)
Foreign exchange losses						(7,003)
Result from investments accounted for using the equity method						(2,237)
Profit before taxes						78,278
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(1)Relates to transaction costs of €4,975 thousand for consultancy and legal fees related to the TFI Acquisition and the acquisition of a 25% in Norda. This amount relates to Corporate.
(2)Costs related to the Business Combination of €1,059 thousand relate to the grant of equity awards to management in 2021 with vesting subject to the public listing of the Company’s shares and certain other performance and/or service conditions. This amount relates to the Zegna segment for €548 thousand, to the Thom Browne segment for €46 thousand and to Corporate for €465 thousand.
(3)Relates to severance indemnities of €738 thousand. This amount relates to the Zegna segment for €486 thousand and to the Tom Ford Fashion segment for €252 thousand.
(4)Relates to legal costs of €649 thousand in connection with a legal dispute between adidas and Thom Browne, primarily in relation to the use of trademarks. This amount relates to the Thom Browne segment.
(5)Relates to a donation of €100 thousand to support initiatives related to humanitarian emergencies in Turkey. This amount relates to Corporate.
(6)Net income related to lease agreements of €4,126 thousand relates to the derecognition of lease liabilities following a change in terms of a lease agreement in Hong Kong. This amount relates to the Zegna segment.

	For the six months ended June 30, 2022
(€ thousands)	Zegna	Thom Browne	Tom Ford Fashion	Corporate	Intercompany eliminations	Group Consolidated
Revenues with third parties	543,827	185,166	—	—	—	728,993
Inter-segment revenues	9,139	603	—	—	(9,742)	—
Revenues	552,966	185,769	—	—	(9,742)	728,993
Depreciation and amortization	(73,755)	(10,709)	—	—	—	(84,464)
Adjusted EBIT	67,997	31,562	—	(16,881)	—	82,678
Net impairment of leased and owned stores (1)						(3,309)
Costs related to the Business Combination (2)						(1,090)
Special donations for social responsibility (3)						(1,000)
Severance indemnities and provisions for severance expenses (4)						(912)
Net income related to lease agreements (5)						5,000
Financial income						15,901
Financial expenses						(41,965)
Foreign exchange losses						(9,893)
Result from investments accounted for using the equity method						2,661
Profit before taxes						48,071
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(1)Includes net impairment of leased and owned stores, of which €2,764 thousand relates to right-of-use assets, €530 thousand relates to property, plant and equipment and €15 thousand relates to intangible assets. This amount relates to the Zegna segment.
(2)Includes €1,090 thousand, relating to the grant of equity awards to management in 2021 with vesting subject to the public listing of the Company’s shares and certain other performance and/or service conditions. This amount relates to the Zegna segment for €578 thousand, to the Thom Browne segment for €47 thousand and to Corporate for €465 thousand.
For additional information see Note 22 — Share-based payments.
(3)Relates to a donation of €1,000 thousand to support initiatives related to humanitarian emergencies in Ukraine. This amount relates to Corporate.
(4)Relates to severance indemnities of €912 thousand. This amount relates to the Zegna segment.
(5)Relates to proceeds of €5,000 thousand received from a new tenant in order for Zegna to withdraw from an existing lease agreement of a commercial property. This amount relates to the Zegna segment.